Debt - Schedule of Debt Obligations (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total debt	$ 680.0	$ 1,132.3	$ 1,158.2
Less unamortized discount on Term Debt	1.7	0.9	1.1
Less unamortized debt issuance costs on Senior Notes and Term Debt	6.5	11.6	15.0
Less current portion of long-term debt	6.8		2.3
Long-term debt, less current portion	665.0	1,119.8	1,139.8
Term Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 680.0	657.3	683.2
Senior Notes [Member]
Debt Instrument [Line Items]
Total debt		$ 475.0	$ 475.0